Related Party and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-In-Interest Transactions	Related Party and Party-In-Interest Transactions

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Plan holds units of mutual funds managed by The Vanguard Group, Inc. The Vanguard Group, Inc. is an affiliate of Vanguard Fiduciary Trust Company, the Plan Trustee; therefore, these transactions and the Plan's payment of trustee fees to Vanguard qualify as party-in-interest transactions. The Plan also holds units of the Vanguard mutual funds and collective funds which are issued by Vanguard Fiduciary Trust Company or an affiliate thereof. The Plan also holds shares of Brunswick Corporation common stock. These shares appreciated in fair value by $1,127,416 and recognized dividend income of $181,788 during 2025. At December 31, 2025 and 2024, the Plan held 101,930 and 100,061 shares of Brunswick Corporation common stock. Notes receivable from participants also reflect party-in-interest transactions. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.

EBP 170
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-In-Interest Transactions	Related Party and Party-In-Interest Transactions
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Plan holds units of mutual funds managed by The Vanguard Group, Inc. The Vanguard Group, Inc. is an affiliate of Vanguard Fiduciary Trust Company, the Plan Trustee; therefore, these transactions and the Plan's payment of trustee fees to Vanguard qualify as party-in-interest transactions. The Plan also holds units of the Vanguard mutual funds and collective funds which are issued by Vanguard Fiduciary Trust Company or an affiliate thereof. The Plan also holds shares of Brunswick Corporation common stock. These shares appreciated in fair value by $4,720,237 and recognized dividend income of $813,790 during 2025. At December 31, 2025 and 2024, the Plan held 436,128 and 422,468 shares of Brunswick Corporation common stock. Notes receivable from participants also reflect party-in-interest transactions. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.